Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ (1,821)	$ (4,156)	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	502	5,111	(6,624)
Derivatives Designated as Hedging Instruments | Cross Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	(12,622)	21,359
Non Derivative Financial Instruments | Foreign Denominated Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	$ 4,743	$ 22,039